SCHEDULE OF CONVERTIBLE DEBT (Details) - Ensysce Biosciences, Inc [Member] - USD ($)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Debt Instrument, Face Amount	$ 450,000	$ 4,400,000	$ 3,300,000
Interest Payable	16,055	787,996	406,110
Debt converted	$ 5,800,000
Common stock issued	1,357,968
Outstanding debt	$ 466,055	4,245,082	$ 2,621,407
Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	4,350,000
Interest Payable	999,137
Debt converted	$ 5,349,137
Common stock issued	1,357,968
Outstanding debt
2015 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		100,000
Interest Payable		28,671
Outstanding debt		128,671
2015 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	100,000
Interest Payable	31,151
Debt converted	$ 131,151
Common stock issued	15,116
Outstanding debt
2018 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		3,500,000
Interest Payable		727,905
Outstanding debt		3,444,781
2018 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	3,500,000
Interest Payable	901,466
Debt converted	$ 4,401,466
Common stock issued	1,259,837
Outstanding debt
2020 Convertible Notes [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount		700,000
Interest Payable		29,726
Outstanding debt		$ 569,936
2020 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	700,000
Interest Payable	64,438
Debt converted	$ 764,438
Common stock issued	77,000
Outstanding debt
2021 Convertible Notes [Member] | Convertible Debt [Member]
Short-term Debt [Line Items]
Debt Instrument, Face Amount	50,000
Interest Payable	2,082
Debt converted	$ 52,082
Common stock issued	6,015
Outstanding debt